RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Related Party Transactions
Related party payable	$ 16,101
Amount paid by director to obtain trademarks	2,800
Operating and start up costs paid by director	13,276
Amaount paid by director to open bank account	25
Related party payable assumed in reverse merger			$ 75,907	75,907
Related party payable forgiven and written off to APIC				$ 75,907